Stock based compensation (Details) - Schedule of stock options granted to employee	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021
Schedule of Stock Options Granted to Employee [Abstract]
Expected dividend yield		0.00%
Expected volatility		52.60%
Risk-free interest rate		2.41%
Expected average life of options (in years)	3 months	9 years